INCOME TAXES (Details 1) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2017
Federal income tax benefit attributable to:
Net loss (benefit) at Federal Statutory rate (35% for 2017)			$ 3,677,000	$ 35,000
Non-deductible expenses, including losses on debt settlement			(3,586,000)	(900)
Foreign taxes			0	0
State taxes			0	0
Effect of change in statutory rate			(98,200)	0
Change in valuation allowance			7,200	34,100
Total tax provision	$ 124,593	$ 268,893	$ 0	$ 0